Fair Value Assets And Liabilities Measured On Recurring Basis (Detail) (Inventergy Inc [Member], USD $)	Sep. 30, 2013
Financial liabilities fair value disclosure, Total	$ 594,824
Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	76,811
Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	518,013
Fair Value, Inputs, Level 1 [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 1 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 1 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 2 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	0
Fair Value, Inputs, Level 3 [Member]
Financial liabilities fair value disclosure, Total	594,824
Fair Value, Inputs, Level 3 [Member] | Series A Preferred Stock [Member]
Financial liabilities fair value disclosure, Total	76,811
Fair Value, Inputs, Level 3 [Member] | Promissory Note Payable [Member]
Financial liabilities fair value disclosure, Total	$ 518,013